PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 472,103		¥ 2,117,883		¥ 3,245,944
Less: accumulated depreciation	(171,811)		(810,413)		(1,181,287)
Property and equipment, net, Total	300,292		1,307,470		2,064,657
Future minimum lease payments
Future minimum lease payments	523				3,596
2019	156				1,070
2020	177				1,219
2021	132				910
2022	34				232
2023	24				165
Depreciation expense including assets under capital leases	63,579	¥ 437,139	347,567	¥ 243,190
Machinery and electronic equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	261,018		1,343,230		1,794,624
Capital leased assets
Capital leased assets, gross	4,242		29,167		29,167
Capital leased assets, accumulated depreciation	2,789		12,930		19,176
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	138,577		542,862		952,789
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	787		8,256		5,410
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 71,721		¥ 223,535		¥ 493,121